Land Use Right, Net (Details)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 USD ($)
Land Use Right, Net [Abstract]
Amortization expense	$ 12,544		$ 13,782
Amount as collateral	$ 1,300,000	¥ 7,045,200